Digital Assets - Schedule of Digital Asset Holdings Include Digital Assets Pledged by Third Parties Pursuant to Applicable Agreements (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Schedule of Digital Asset Holdings Include Digital Assets Pledged by Third Parties Pursuant to Applicable Agreements [Line Items]
Cost Basis	$ 157,111	$ 92,336
Fair Value	$ 149,289	$ 129,940
Bitcoin [Member]
Schedule of Digital Asset Holdings Include Digital Assets Pledged by Third Parties Pursuant to Applicable Agreements [Line Items]
Quantity	1,543	1,313
Cost Basis	$ 143,237	$ 87,457
Fair Value	$ 135,543	$ 125,048
USDT [Member]
Schedule of Digital Asset Holdings Include Digital Assets Pledged by Third Parties Pursuant to Applicable Agreements [Line Items]
Quantity	3,490,107	4,800,082
Cost Basis	$ 3,490	$ 4,802
Fair Value	$ 3,487	$ 4,817
USDC [Member]
Schedule of Digital Asset Holdings Include Digital Assets Pledged by Third Parties Pursuant to Applicable Agreements [Line Items]
Quantity	9,459,635
Cost Basis	$ 9,460
Fair Value	$ 9,459
Others [Member]
Schedule of Digital Asset Holdings Include Digital Assets Pledged by Third Parties Pursuant to Applicable Agreements [Line Items]
Quantity	41,722	46,233
Cost Basis	$ 924	$ 77
Fair Value	$ 800	$ 75